NUVEEN NATIONAL                                                           NUVEEN
INSURED UNIT TRUST 339                                                       922


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 27, 1997
ESTIMATED CURRENT RETURN:
5.14 - 5.35%
ESTIMATED LONG-TERM RETURN:
5.20 - 5.46%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $7,500,000 in 75,000 units
Average Life    28.4 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.03 to $97.07 depending on the purchase amount
Cusip           6710A5 584 monthly payment plan
Numbers         6710A5 592 quarterly payment plan
                6710A5 600 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Colorado               10.4  %          Florida                10.5  %          Georgia                 1.2  %
Illinois               19.7             Nevada                  7.1             New Hampshire          10.7
North Dakota           10.5             Pennsylvania            4.7             Wisconsin              25.2

MATURITY DATES (Description of Chart)
2017-19                                             6.7%
2020-22                                            34.0%
2023-25                                             4.7%

2026-28                                            34.6%
2029+                                              20.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/26/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.14%
     Tax Equivalent Yield                          8.03%

Treasury Bonds
     Yield                                         6.65%
     Tax Equivalent Yield                          7.00%

Corporate Bonds
     Yield                   7.44%

 *COMPARES TRUST AS OF 02/26/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/25/97. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS NATIONAL INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   750,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.60% Due 11/15/20.                                                  2005 at 102
     750,000  City of Lakeland, Florida, Electric and Water Revenue Bonds, Series 1996,                AAA   Aaa
              5.625% Due 10/1/36.                                                         2006 at 102
     100,000  The Hospital Authority of Clarke County, Georgia, Hospital Revenue                       AAA   Aaa
              Certificates (Athens Regional Medical Center Project), Series 1996, 5.00%
              Due 1/1/27. (Original issue discount bonds delivered on or about December
              18, 1996 at a price of 90.504% of principal amount.)(General Obligation
              Bonds.)                                                                     2007 at 100
     750,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1996B              AAA   Aaa
              (Decatur Memorial Hospital), 5.375% Due 11/15/21. (Original issue discount bonds delivered on or about December 5, 1996 at a price of 94.428% of
              principal amount.)                                                          2006 at 102
     700,000  Chicago Park District, Illinois, General Obligation Unlimited Tax Park                   AAA   Aaa
              Bonds, Series 1996 (Personal Property Replacement Tax Alternate Revenue
              Source), 5.60% Due 1/1/21.                                                  2007 at 101
     350,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Bonds, Series 1992A, 0.00% Due 6/15/20. (Original issue discount bonds delivered on or about January 5, 1993 at a price of 16.171%
              of principal amount.)                                                       No Optional
                                                                                              Call
     500,000  Airport Authority of Washoe County, Reno, Nevada, Airport Revenue Bonds,                 AAA   Aaa
              Series 1996A, 5.70% Due 7/1/26.                                             2006 at 102
     750,000  New Hampshire Higher Educational and Health Facilities Authority, Revenue                AAA   Aaa
              Bonds, Saint Anselm College Issue, Series 1996, 5.75% Due 7/1/26.           2006 at 102
     750,000  City of Grand Forks, North Dakota, Sales Tax Revenue Bonds (The Aurora                   AAA   Aaa
              Project), Series 1997A, 5.625% Due 12/15/29. (When issued.)                 2007 at 100
     350,000  Allegheny County Hospital Development Authority (Pennsylvania), Health                   AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.                                         2005 at 102
     750,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (The Medical College of Wisconsin, Inc. Project), 5.50% Due
              12/1/26.                                                                    2006 at 102
   1,000,000  Wisconsin Health and Educational Facilities Authority, Revenue Bonds,                    AAA   Aaa
              Series 1996 (Meriter Hospital, Inc.),                                       2006 at 102
              500M-6.00% Due 12/1/17,
              500M-6.00% Due 12/1/26.
 ----------------------------------------------------------------------------------------------------------------
 $ 7,500,000  TOTAL          12 BONDS FROM 9 STATES.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/26/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.10. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.03     4.90 %      5.14%   5.20%   5.17%   5.23%   5.19%   5.25 %
 500 / $50,000               99.87     4.75        5.15    5.21    5.18    5.24    5.20    5.26
 1,000 / $100,000            99.61     4.50        5.16    5.23    5.19    5.26    5.21    5.28
 2,500 / $250,000            99.35     4.25        5.17    5.25    5.21    5.28    5.23    5.30
 5,000 / $500,000            98.58     3.50        5.22    5.30    5.25    5.33    5.27    5.35
 10,000 / $1,000,000         98.07     3.00        5.24    5.34    5.28    5.37    5.29    5.39
 25,000 / $2,500,000         97.57     2.50        5.27    5.38    5.30    5.41    5.32    5.43
 50,000 / $5,000,000         97.07     2.00        5.30    5.41    5.33    5.44    5.35    5.46

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.14  % 7.14%   7.45%   8.03%   8.51%
         5.15    7.15    7.46    8.05    8.53
         5.16    7.17    7.48    8.06    8.54
         5.17    7.18    7.49    8.08    8.56
         5.22    7.25    7.57    8.16    8.64
         5.24    7.28    7.59    8.19    8.68
         5.27    7.32    7.64    8.23    8.73
         5.30    7.36    7.68    8.28    8.77

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .4855
 Monthly plan            5/15/97       .4284   $ 5.1413
 Quarterly plan          5/15/97       .4311
                         8/15/97      1.2933     5.1733
 Semi-annual plan        5/15/97       .4326
                        11/15/97      2.5956     5.1923
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.13 =  99.870
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/26/97)        interest
 99.870       X   $5.1413        =   $513.46
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 282                                                       922


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: February 27, 1997
ESTIMATED CURRENT RETURN:
5.04 - 5.25%
ESTIMATED LONG-TERM RETURN:
5.10 - 5.37%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    27.6 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.44 to $97.47 depending on the purchase amount
Cusip           67065A 371 monthly payment plan
Numbers         67065A 389 quarterly payment plan
                67065A 397 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-17                                             1.8%
2018-20                                            15.0%
2021-23                                            20.0%
2024-26                                            48.2%
2027+                                              15.0%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/26/97*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.04%
     Tax Equivalent Yield                          8.69%

Treasury Bonds
     Yield                                         6.65%
     Tax Equivalent Yield                          7.33%

Corporate Bonds

     Yield                   7.44%

 *COMPARES TRUST AS OF 02/26/97 WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 02/25/97. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of California, Various Purpose General Obligation Bonds, 5.375% Due   2006 at 101  AAA   Aaa
              6/1/26. (Original issue discount bonds delivered on or about November 7,
              1996 at a price of 94.694% of principal amount.)
     600,000  California Health Facilities Financing Authority, Insured Hospital Revenue  2006 at 102  AAA   Aaa
              Refunding Bonds (Children's Hospital-San Diego), Series 1996, 5.375% Due
              7/1/20.
     600,000  State of California, Department of Water Resources, Central Valley Project,  2006 at 101 AAA   Aaa
              Water System Revenue Bonds, Series Q, 5.375% Due 12/1/27.                       1/2
     200,000  County of Contra Costa, California, Certificates of Participation           2007 at 102  AAA   Aaa
              (Merrithew Memorial Hospital Replacement Project), Refunding Series of
              1997, 5.50% Due 11/1/22.
     600,000  Redevelopment Agency of the City of El Centro, California (Imperial         2006 at 102  AAA   Aaa
              County), El Centro Redevelopment Project, Tax Allocation Refunding Bonds,
              Series 1996, 5.50% Due 11/1/26. (Original issue discount bonds delivered on or about October 15, 1996 at a price of 94.869% of principal amount.)
     600,000  City of Rancho Mirage (California), Joint Powers Financing Authority,       2007 at 102  AAA   Aaa
              Certificates of Participation, Eisenhower Medical Center, Series 1997A,
              5.375% Due 7/1/22. (Original issue discount bonds delivered on or about
              February 19, 1997 at a price of 94.383% of principal amount.)
     600,000  Sacramento Area Flood Control Agency (California), North Area Local         2005 at 102  AAA   Aaa
              Project, Capital Assessment District No. 2 Bonds, Series 1995, 5.375% Due
              10/1/25.
      70,000  Sulphur Springs Union School District (County of Los Angeles, California),  No Optional  AAA   Aaa
              General Obligation Bonds, Election 1991, Series A, 0.00% Due 9/1/16.            Call
              (Original issue discount bonds delivered on or about September 18, 1991 at a price of 17.963% of principal amount.)
     230,000  Thousand Oaks Redevelopment Agency (Ventura County, California), Thousand   2005 at 102  AAA   Aaa
              Oaks Boulevard Redevelopment Project, 1995 Tax Allocation Refunding Bonds,
              5.375% Due 12/1/25. (Original issue discount bonds delivered on or about
              November 21, 1995 at a price of 94.257% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL         9 BONDS FROM CALIFORNIA.

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/26/97.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.10. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.44     4.90 %      5.04%   5.10%   5.08%   5.14%   5.09%   5.16 %
 500 / $50,000              100.28     4.75        5.05    5.11    5.08    5.15    5.10    5.17
 1,000 / $100,000           100.02     4.50        5.06    5.13    5.10    5.17    5.12    5.19
 2,500 / $250,000            99.76     4.25        5.08    5.14    5.11    5.18    5.13    5.20
 5,000 / $500,000            98.98     3.50        5.12    5.20    5.15    5.24    5.17    5.26
 10,000 / $1,000,000         98.47     3.00        5.14    5.24    5.18    5.28    5.20    5.30
 25,000 / $2,500,000         97.97     2.50        5.17    5.27    5.20    5.31    5.22    5.33
 50,000 / $5,000,000         97.47     2.00        5.20    5.31    5.23    5.35    5.25    5.37

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.04  % 7.69%   8.06%   8.69%      9.16 %
         5.05    7.71    8.08    8.71       9.18
         5.06    7.73    8.10    8.72       9.20
         5.08    7.76    8.13    8.76       9.24
         5.12    7.82    8.19    8.83       9.31
         5.14    7.85    8.22    8.86       9.35
         5.17    7.89    8.27    8.91       9.40
         5.20    7.94    8.32    8.97       9.45

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/97.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/97   $   .4783
 Monthly plan            5/15/97       .4221   $ 5.0659
 Quarterly plan          5/15/97       .4248
                         8/15/97      1.2744     5.0979
 Semi-annual plan        5/15/97       .4263
                        11/15/97      2.5578     5.1169
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.54 =  99.462
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/26/97)        interest
 99.462       X   $5.0659        =   $503.86
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)